OTHER ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Long-Term Assets
Long term note receivable from a related party	$ 24,000	$ 24,000
Minority and other investments	12,097	10,621
Derivative asset	9,032
Tax receivable	2,700	3,300
Equity method investment	2,064	1,207
Long term deposits	1,609	1,754
Other	450	210
Other Long-Term Assets, total	51,952	41,092
Accrued Expenses
Accrued compensation and related costs	23,851	38,232
Lease liabilities	10,094
Interest payable	9,993	9,750
Accrued professional fees	4,334	5,198
Accrued contingent consideration		9,456
Accrued restructuring		1,033
Derivative liabilities		686
Other	1,055	2,214
Accrued expenses, total	49,327	66,569
Other Long-Term Liabilities
Deferred revenue	3,167	3,387
Derivative liabilities		13,073
Accrued Contingent Consideration (net of current portion)		4,583
Deferred rent (net of current portion)		3,370
Accrued restructuring		1,441
Other		1,107
Other Long-Term Liabilities, total	$ 3,167	$ 26,961